Employee Benefits - Pension Plans with Benefit Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$ 5,507	$ 508
Fair value of plan assets	4,936
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	467	485
Fair value of plan assets	$ 0	$ 0